JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	4	4
Series 2004-33, Class 3A3, 3.92%, 12/25/2034(b)	257	260
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	4,527	4,558
Banc of America Funding Trust
Series 2005-E, Class 5A1, 4.97%, 5/20/2035(b)	38	39
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	229	232
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 4.84%, 5/25/2034(b)	232	235
Series 2005-A, Class 3A1, 5.00%, 2/25/2035(b)	15	15
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 2.71%, 11/25/2034‡(b)	293	64
CHL Mortgage Pass-Through Trust Series 2004-HYB8, Class 1A1, 2.42%, 1/20/2035(b)	48	46
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M1, 2.48%, 10/25/2039(b)(c)	5,967	5,972
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	32	32
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	492	513
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.60%, 10/25/2033(b)	472	480
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.20%, 2/25/2020(b)	79	79
FHLMC - GNMA Series 1, Class S, IF, IO, 7.25%, 10/25/2022(b)	10	—	(d)
FHLMC, REMIC
Series 3952, Class MA, 3.00%, 11/15/2021	403	406
Series 1343, Class LA, 8.00%, 8/15/2022	4	4
Series 1370, Class JA, 2.92%, 9/15/2022(b)	3	3
Series 1379, Class W, 1.73%, 10/15/2022(b)	3	2
Series 1508, Class KA, 1.76%, 5/15/2023(b)	1	1
Series 1689, Class M, PO, 3/15/2024	49	47
Series 2033, Class PR, PO, 3/15/2024	27	26
Series 1771, Class PK, 8.00%, 2/15/2025	32	35
Series 1981, Class Z, 6.00%, 5/15/2027	10	10
Series 1974, Class ZA, 7.00%, 7/15/2027	55	61
Series 2338, Class FN, 2.27%, 8/15/2028(b)	19	19
Series 3737, Class DG, 5.00%, 10/15/2030	620	657
Series 2477, Class FZ, 2.32%, 6/15/2031(b)	7	7
Series 2416, Class SA, IF, 12.19%, 2/15/2032(b)	41	52
Series 2416, Class SH, IF, 12.48%, 2/17/2032(b)	24	29
Series 4120, Class KI, IO, 3.00%, 10/15/2032	2,349	184
Series 4150, Class GE, 2.00%, 1/15/2033	8,960	8,909
Series 4206, Class DA, 2.00%, 5/15/2033	3,124	3,104
Series 3300, Class FA, 2.07%, 8/15/2035(b)	260	260
Series 3085, Class VS, HB, IF, 21.66%, 12/15/2035(b)	228	351
Series 4867, Class WF, 2.43%, 4/15/2037(b)	23,761	23,695
Series 4350, Class AF, 2.38%, 12/15/2037(b)	5,392	5,348
Series 4350, Class FK, 2.38%, 6/15/2038(b)	5,395	5,364
Series 4515, Class FA, 2.40%, 8/15/2038(b)	3,099	3,094
Series 4350, Class KF, 2.38%, 1/15/2039(b)	1,178	1,166
Series 4111, Class FA, 2.12%, 8/15/2039(b)	1,942	1,942
Series 3832, Class PL, 5.00%, 8/15/2039	443	449
Series 4448, Class TF, 2.35%, 5/15/2040(b)	6,313	6,264
Series 3860, Class FP, 2.17%, 6/15/2040(b)	2,227	2,232
Series 4480, Class FM, 2.38%, 6/15/2040(b)	5,605	5,603
Series 4457, Class KF, 2.38%, 10/15/2040(b)	10,309	10,310
Series 4363, Class FA, 2.40%, 9/15/2041(b)	5,088	5,058
Series 4413, Class WF, 2.38%, 10/15/2041(b)	4,478	4,444
Series 4559, Class AF, 2.53%, 3/15/2042(b)	2,888	2,894
Series 4074, Class FE, 2.17%, 7/15/2042(b)	4,347	4,350
Series 4150, Class F, 2.14%, 1/15/2043(b)	8,670	8,614

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4161, Class YF, 2.14%, 2/15/2043(b)	6,532		6,491
Series 4281, Class FB, 2.32%, 12/15/2043(b)	6,570		6,587
Series 4606, Class FL, 2.27%, 12/15/2044(b)	8,737		8,742
Series 4594, Class GN, 2.50%, 2/15/2045	3,626		3,660
FHLMC, STRIPS Series 328, Class S4, IF, IO, 2.31%, 2/15/2038(b)	8,967		598
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1APO, PO, 9/25/2042	49		42
Series T-54, Class 4A, 4.19%, 2/25/2043(b)	1,820		1,873
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034(b)	200		208
Flagstar Mortgage Trust
Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	2,287		2,316
Series 2019-2, Class A2, 3.50%, 12/25/2049(b)(c)	10,000		10,120
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.27%, 2/25/2044(b)	293		302
FNMA, Connecticut Avenue Securities Series 2017-C01, Class 1M1, 3.01%, 7/25/2029(b)	621		622
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.68%, 3/25/2041(b)	760		788
Series 2001-T8, Class A1, 7.50%, 7/25/2041	249		289
FNMA, REMIC
Series 1990-64, Class Z, 10.00%, 6/25/2020	1		1
Series 1990-145, Class A, 3.66%, 12/25/2020(b)	—	(d)	—	(d)
Series 1991-142, Class PL, 8.00%, 10/25/2021	12		12
Series 1991-156, Class F, 3.01%, 11/25/2021(b)	12		12
Series 1992-91, Class SQ, HB, IF, 7,802.00%, 5/25/2022(b)	—	(d)	—	(d)
Series 1992-112, Class GB, 7.00%, 7/25/2022	24		25
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(b)	1		—	(d)
Series 1992-200, Class FK, 2.43%, 11/25/2022(b)	12		12
Series 1993-27, Class S, IF, 7.19%, 2/25/2023(b)	12		13
Series 1993-146, Class E, PO, 5/25/2023	26		26
Series 1993-110, Class H, 6.50%, 5/25/2023	27		29
Series 1993-119, Class H, 6.50%, 7/25/2023	3		3
Series 1993-165, Class FH, 2.86%, 9/25/2023(b)	13		13
Series 1993-179, Class FM, 2.38%, 10/25/2023(b)	64		65
Series G94-9, Class PJ, 6.50%, 8/17/2024	205		219
Series 2012-114, Class VE, 3.50%, 10/25/2025	2,742		2,815
Series 2013-26, Class AV, 3.50%, 4/25/2026	3,095		3,199
Series 1997-74, Class E, 7.50%, 10/20/2027	19		21
Series 2001-9, Class F, 2.01%, 2/17/2031(b)	56		56
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	45		8
Series 2013-15, Class DC, 2.00%, 3/25/2033	2,916		2,897
Series 2003-21, Class FK, 2.11%, 3/25/2033(b)	15		15
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,819		1,835
Series 2004-17, Class BF, 2.06%, 1/25/2034(b)	383		384
Series 2006-3, Class SB, IF, IO, 4.99%, 7/25/2035(b)	531		46
Series 2006-16, Class HZ, 5.50%, 3/25/2036	417		465
Series 2006-124, Class FC, 2.06%, 1/25/2037(b)	1,425		1,419
Series 2012-38, Class PA, 2.00%, 9/25/2041	2,069		2,057
Series 2013-54, Class HF, 1.91%, 10/25/2041(b)	4,278		4,261
Series 2012-93, Class ME, 2.50%, 1/25/2042	3,251		3,285
Series 2013-23, Class KJ, 2.25%, 5/25/2042	3,408		3,416
Series 2012-119, Class FB, 2.06%, 11/25/2042(b)	7,767		7,720
Series 2012-139, Class JA, 3.50%, 12/25/2042	4,190		4,422
Series 2013-6, Class FL, 2.11%, 2/25/2043(b)	1,569		1,557
Series 2014-49, Class AF, 2.35%, 8/25/2044(b)	276		276
Series 2015-42, Class BF, 2.34%, 6/25/2045(b)	7,209		7,172
Series 2016-25, Class LA, 3.00%, 7/25/2045	14,153		14,675
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,095		5,267
Series 2015-91, Class AF, 2.40%, 12/25/2045(b)	6,587		6,546
Series 2016-58, Class SA, IO, 1.94%, 8/25/2046(b)	29,770		1,242

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2017-108, Class PA, 3.00%, 6/25/2047	4,066		4,199
Series 2017-104, Class LA, 3.00%, 11/25/2047	3,689		3,785
Series 2019-38, Class PC, 3.00%, 2/25/2048	6,132		6,284
Series 2019-65, Class PA, 2.50%, 5/25/2048	6,475		6,506
Series 2014-66, Class WF, 2.38%, 10/25/2054(b)	3,264		3,252
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.38%, 10/25/2042(b)	776		791
Series 2003-W15, Class 3A, 4.47%, 12/25/2042(b)	846		915
Series 2003-W1, Class 2A, 5.82%, 12/25/2042(b)	186		202
Series 2009-W1, Class A, 6.00%, 12/25/2049	401		458
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358		2,522
Series 2010-166, Class GP, 3.00%, 4/20/2039	2,051		2,078
Series 2012-61, Class FM, 2.16%, 5/16/2042(b)	5,212		5,221
Series 2012-H21, Class FA, 2.50%, 7/20/2062(b)	2,476		2,476
Series 2013-H16, Class FA, 2.54%, 7/20/2063(b)	12,422		12,430
Series 2014-H07, Class FC, 2.60%, 5/20/2064(b)	14,035		14,082
Series 2014-H11, Class JA, 2.50%, 6/20/2064(b)	4,175		4,173
Series 2014-H17, Class FM, 2.57%, 8/20/2064(b)	11,483		11,469
Series 2015-H03, Class FD, 2.64%, 1/20/2065(b)	6,585		6,585
Series 2015-H04, Class FL, 2.47%, 2/20/2065(b)	12,283		12,267
Series 2015-H12, Class FJ, 2.43%, 5/20/2065(b)	14,078		14,052
Series 2015-H14, Class FB, 2.43%, 5/20/2065(b)	18,028		17,994
Series 2015-H12, Class FA, 2.48%, 5/20/2065(b)	7,439		7,431
Series 2015-H19, Class FN, 2.44%, 7/20/2065(b)	12,275		12,241
Series 2015-H23, Class TA, 2.47%, 9/20/2065(b)	15,348		15,322
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	659		690
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	216		222
Impac CMB Trust
Series 2004-3, Class 3A, 2.35%, 3/25/2034(b)	8		8
Series 2004-6, Class 1A2, 2.49%, 10/25/2034(b)	135		135
Series 2005-5, Class A1, 2.35%, 8/25/2035(b)	762		761
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.12%, 3/25/2037(b)	408		389
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 3.76%, 10/25/2033(b)	59		60
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.60%, 4/21/2034(b)	135		138
Series 2004-13, Class 3A7B, 3.59%, 11/21/2034(b)	443		453
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.11%, 2/25/2033(b)	66		60
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 2.77%, 9/15/2030‡(b)	53		52
Series 2002-TBC1, Class B2, 3.17%, 9/15/2030‡(b)	26		27
Series 2001-TBC1, Class B1, 2.65%, 11/15/2031‡(b)	192		191
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 2.37%, 9/25/2029(b)	229		226
Series 2004-1, Class 2A3, 4.03%, 12/25/2034(b)	171		173
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	1,657		1,682
Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	4,648		4,850
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	—	(d)	—	(d)
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.71%, 3/25/2033(b)	126		127
Series 2003-HYB1, Class B1, 3.71%, 3/25/2033‡(b)	95		68
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.61%, 4/25/2034(b)	1,383		1,497
Series 2004-5AR, Class 3A3, 4.10%, 7/25/2034(b)	163		166
Series 2004-5AR, Class 3A5, 4.10%, 7/25/2034(b)	919		935
Series 2004-11AR, Class 1A2A, 2.02%, 1/25/2035(b)	387		376
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 2.62%, 8/15/2032‡(b)	85		83
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.16%, 2/25/2035(b)(c)	890		782

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 2.46%, 1/25/2048(b)(c)	4,007	3,996
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	245	260
Series 2004-AR1, Class 5A1, 2.47%, 8/25/2034(b)	6	6
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.36%, 10/25/2032(b)	372	381
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	13	9
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.23%, 6/25/2035(b)	1,045	1,017
Series 2006-SA4, Class 2A1, 3.86%, 11/25/2036(b)	419	402
Sequoia Mortgage Trust
Series 11, Class A, 2.62%, 12/20/2032(b)	23	23
Series 2003-3, Class A2, 3.00%, 7/20/2033(b)	110	108
Series 2004-11, Class A2, 2.56%, 12/20/2034(b)	792	780
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 2.43%, 3/19/2034(b)	65	64
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 2.48%, 7/19/2032(b)	493	425
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 4.45%, 7/25/2033(b)	1,082	1,107
Series 2003-40A, Class 4A, 4.48%, 1/25/2034(b)	445	448
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.63%, 12/25/2044(b)	2,250	2,264
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.49%, 6/25/2034(b)	642	659
Series 2004-AR11, Class A, 4.24%, 10/25/2034(b)	322	326

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $427,534)		428,808

ASSET-BACKED SECURITIES — 34.8%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	822	868
American Credit Acceptance Receivables Trust Series 2018-3, Class B, 3.49%, 6/13/2022(c)	908	911
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,368
AmeriCredit Automobile Receivables Trust Series 2019-2, Class A3, 2.28%, 1/18/2024	9,000	9,036
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 2.98%, 8/25/2033‡(b)	182	182
Amortizing Residential Collateral Trust
Series 2002-BC6, Class M1, 2.83%, 8/25/2032‡(b)	148	142
Series 2002-BC9, Class M1, 3.36%, 12/25/2032‡(b)	1,833	1,826
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1A, 2.35%, 1/25/2028‡(b)	75	75
Series 1998-3, Class M1A, 2.34%, 9/25/2028‡(b)	195	196
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 3.91%, 12/15/2033‡(b)	233	233
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(c)	1,429	1,464
Series 2019-3A, Class A, 2.36%, 3/20/2026(c)	10,490	10,448
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048(c)	599	601
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(c)	1,363	1,363
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 2.95%, 1/25/2035‡(b)	1,178	1,185
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 2.61%, 12/25/2033‡(b)	570	566
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033(c)	3,499	3,580
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033(c)	3,732	3,785
Series 2019-1, Class A, 4.21%, 7/15/2034(c)	7,219	7,425
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(c)	2,774	2,882
Carvana Auto Receivables Trust Series 2019-1A, Class A3, 3.08%, 11/15/2022(c)	4,630	4,660

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2A, Class A3, 2.58%, 3/15/2023(c)	8,000	8,039
Series 2019-3A, Class B, 2.51%, 4/15/2024(c)	3,340	3,356
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 2.56%, 1/25/2032‡(b)	138	138
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(c)	171	171
Series 2019-1A, Class A, 3.33%, 8/15/2024(c)	2,494	2,510
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,200
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(c)	716	715
Consumer Loan Underlying Bond Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(c)	134	134
CoreVest American Finance Trust Series 2019-1, Class A, 3.32%, 3/15/2052(c)	3,401	3,519
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 2.31%, 6/25/2033‡(b)	113	110
Series 2003-BC5, Class M1, 2.76%, 9/25/2033‡(b)	147	148
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	35	35
CPS Auto Receivables Trust Series 2017-D, Class B, 2.43%, 1/18/2022(c)	1,147	1,147
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026(c)	5,489	5,520
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 1.99%, 11/15/2035‡(b)	142	137
Series 2005-M, Class A1, 2.01%, 2/15/2036‡(b)	615	599
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031(c)	1,287	1,311
Series 2019-1A, Class A, 2.89%, 2/20/2032(c)	7,831	7,858
Discover Card Execution Note Trust
Series 2019-A2, Class A, 2.04%, 12/15/2023(b)	4,097	4,100
Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,241
Drive Auto Receivables Trust
Series 2017-1, Class C, 2.84%, 4/15/2022	207	207
Series 2018-3, Class B, 3.37%, 9/15/2022	1,753	1,755
Series 2019-1, Class A3, 3.18%, 10/17/2022	3,690	3,703
Series 2018-4, Class B, 3.36%, 10/17/2022	2,150	2,155
Series 2019-2, Class A3, 3.04%, 3/15/2023	2,115	2,130
Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,207
Exeter Automobile Receivables Trust
Series 2018-2A, Class B, 3.27%, 5/16/2022(c)	1,311	1,313
Series 2019-3A, Class A, 2.59%, 9/15/2022(c)	4,720	4,730
Series 2017-3A, Class B, 2.81%, 9/15/2022(c)	4,952	4,967
Series 2019-4A, Class B, 2.30%, 12/15/2023(c)	5,220	5,205
Series 2019-1A, Class C, 3.82%, 12/16/2024(c)	2,365	2,416
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 2.76%, 4/25/2032‡(b)	98	94
Series 2002-FF4, Class M1, 3.28%, 2/25/2033‡(b)	578	469
Series 2003-FFH1, Class M2, 4.33%, 9/25/2033‡(b)	256	241
Series 2004-FF8, Class M4, 3.31%, 10/25/2034‡(b)	218	152
First Investors Auto Owner Trust Series 2016-2A, Class A2, 1.87%, 11/15/2021(c)	100	100
Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023(c)	1,927	1,929
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	1,870	1,870
FORT CRE LLC Series 2018-1A, Class A1, 3.06%, 11/16/2035(b)(c)	5,000	5,000
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025(c)	1,888	1,901
Series 2019-1, Class A, 3.42%, 6/18/2026(c)	1,639	1,647
Fremont Home Loan Trust Series 2005-C, Class M2, 2.44%, 7/25/2035‡(b)	3,224	3,233
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023(c)	1,193	1,200
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022(c)	2,177	2,183
Series 2018-3A, Class A, 3.35%, 8/15/2022(c)	1,179	1,185
Series 2018-2A, Class B, 3.71%, 3/15/2023(c)	2,105	2,130
GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,672

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	3,345	3,394
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	4,330	4,549
Series 2019-1A, Class A, 3.86%, 10/15/2054(c)	3,150	3,308
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(c)	2,647	2,700
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 1.95%, 9/15/2030‡(b)	30	29
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,241	2,332
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(c)	1,359	1,369
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(c)	2,601	2,665
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(c)	4,132	4,215
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 2/25/2032(c)	1,468	1,514
Irwin Home Equity Loan Trust Series 2004-1, Class 1A1, 2.03%, 12/25/2024‡(b)	4	4
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(c)	4,900	4,952
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	6	1
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027(c)	8,400	8,434
Series 2019-2A, Class A, 2.78%, 4/20/2028(c)	6,003	6,002
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 2.76%, 2/25/2034‡(b)	119	118
Marlette Funding Trust
Series 2018-2A, Class A, 3.06%, 7/17/2028(c)	286	286
Series 2019-1A, Class A, 3.44%, 4/16/2029(c)	2,100	2,117
Series 2019-2A, Class A, 3.13%, 7/16/2029(c)	1,869	1,882
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	855
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 2.68%, 4/25/2035‡(b)	4,600	4,624
New Century Home Equity Loan Trust Series 2003-5, Class AII, 2.51%, 11/25/2033‡(b)	178	160
Nissan Auto Lease Trust
Series 2017-B, Class A4, 2.17%, 12/15/2021	1,612	1,612
Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,721
Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051(c)	2,365	2,375
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022(c)	2,076	2,078
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class B, 2.55%, 11/14/2023(c)	5,152	5,157
Series 2018-1A, Class A, 3.43%, 12/16/2024(c)	3,277	3,326
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023(c)	2,750	2,751
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023(c)	2,130	2,135
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(c)	2,503	2,576
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058‡(a)(c)	2,778	2,794
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(c)	5,447	5,440
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(c)	996	999
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(c)	2,792	2,807
Series 2019-SFR1, Class A, 3.42%, 8/17/2035(c)	9,500	9,697
Series 2018-SFR2, Class A, 3.71%, 8/17/2035‡(c)	5,525	5,608
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(c)	4,997	5,107
Series 2019-SFR2, Class A, 3.15%, 5/17/2036(c)	7,000	7,067
Series 2019-SFR4, Class A, 2.69%, 10/17/2036(c)	8,500	8,485
Prosper Marketplace Issuance Trust Series 2019-1A, Class A, 3.54%, 4/15/2025(c)	531	533
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	466
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(c)	6,060	6,135
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class A, 2.59%, 5/20/2036(c)	2,361	2,369

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(c)	647	653
Series 2016-3, Class A, 3.05%, 12/26/2025(c)	254	254
Series 2017-1, Class A, 3.28%, 1/26/2026(c)	300	302
Series 2017-3, Class A, 2.77%, 5/25/2026(c)	383	384
Series 2017-4, Class A, 2.50%, 5/26/2026(c)	511	512
Series 2017-5, Class A2, 2.78%, 9/25/2026(c)	2,732	2,743
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2, 3.67%, 8/25/2027(c)	5,250	5,318
Series 2019-1, Class A, 3.24%, 2/25/2028(c)	1,320	1,327
SoFi Professional Loan Program LLC
Series 2014-B, Class A1, 2.96%, 8/25/2032(b)(c)	113	113
Series 2015-A, Class A1, 2.91%, 3/25/2033(b)(c)	233	234
Series 2016-B, Class A1, 2.91%, 6/25/2033(b)(c)	547	550
Series 2015-B, Class A1, 2.76%, 4/25/2035(b)(c)	465	468
Series 2015-C, Class A1, 2.76%, 8/27/2035(b)(c)	355	357
Series 2017-E, Class A1, 2.21%, 11/26/2040(b)(c)	603	602
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(c)	4,574	4,683
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 2.41%, 4/25/2033‡(b)	59	58
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,846
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,130
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(c)	3,301	3,348
Series 2019-A, Class A2, 2.13%, 4/20/2022(c)	8,000	7,999
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	6,506	6,639
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(c)	4,313	4,304
Series 2019-SFR1, Class A, 2.75%, 3/17/2038(c)	3,293	3,313
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(c)	2,328	2,341
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049(a)(c)	4,968	4,977
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(a)(c)	5,455	5,446
Verizon Owner Trust
Series 2017-3A, Class A1B, 1.99%, 4/20/2022(b)(c)	3,106	3,106
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,447
Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,075
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(c)	2,314	2,319
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(a)(c)	4,438	4,440
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(a)(c)	3,362	3,388
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(a)(c)	7,798	7,804
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049(a)(c)	3,982	3,984
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/26/2049(a)(c)	6,000	5,999
Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028(c)	1,191	1,195
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,354

TOTAL ASSET-BACKED SECURITIES (Cost $410,667)		414,338

CORPORATE BONDS — 11.1%
Banks — 4.0%
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	1,724	1,760
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,176
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 2.79%, 9/13/2023(e)	3,000	3,017
Capital One NA 2.15%, 9/6/2022	2,300	2,295

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 2.80%, 1/10/2020(e)	3,000	3,000
(ICE LIBOR USD 3 Month + 1.07%), 3.17%, 12/8/2021(e)	4,000	4,058
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.27%, 10/30/2020(c)(e)	5,000	5,009
HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,195
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 3.19%, 9/13/2021(e)	3,000	3,035
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.27%, 9/13/2021(e)	3,000	3,036
(ICE LIBOR USD 3 Month + 0.94%), 2.85%, 2/28/2022(e)	4,000	4,037
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 2.95%, 1/11/2022(e)(f)	3,000	3,029
US Bank NA (ICE LIBOR USD 3 Month + 0.32%), 2.26%, 1/24/2020(e)	4,000	4,001
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 2.80%, 9/9/2022(e)	6,000	6,026

		47,674

Biotechnology — 0.7%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.54%, 11/21/2022(c)(e)	8,500	8,531

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	1,000	1,015
Morgan Stanley 2.50%, 4/21/2021	2,925	2,942

		3,957

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,615

Consumer Finance — 1.9%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 2.71%, 9/9/2021(e)	3,000	3,019
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.39%, 10/30/2020(e)	5,000	5,006
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.51%), 2.52%, 1/10/2020(e)	3,000	3,002
Ford Motor Credit Co. LLC (ICE LIBOR USD 3 Month + 1.00%), 3.01%, 1/9/2020(e)	3,000	3,002
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 3.54%, 1/14/2022(e)	4,000	4,040
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.67%, 1/11/2022(e)	4,000	4,035

		22,104

Diversified Financial Services — 0.3%
Shell International Finance BV (Netherlands) (ICE LIBOR USD 3 Month + 0.45%), 2.35%, 5/11/2020(e)	4,000	4,007

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,316

Electric Utilities — 0.3%
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.31%, 5/6/2022(e)	3,030	3,030

Health Care Providers & Services — 0.3%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 2.82%, 3/9/2021(e)	3,500	3,517

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 2.95%, 1/15/2020	870	871

Insurance — 0.7%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	883
Metropolitan Life Global Funding I (SOFR + 0.57%), 2.22%, 9/7/2020(c)(e)	6,000	6,013
New York Life Global Funding 2.00%, 4/13/2021(c)	1,234	1,236

		8,132

IT Services — 0.6%
International Business Machines Corp. 2.80%, 5/13/2021	3,250	3,289
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,795

		7,084

Media — 0.2%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 2.54%, 10/1/2021(e)	2,550	2,562

Oil, Gas & Consumable Fuels — 0.5%
Buckeye Partners LP 4.88%, 2/1/2021	1,810	1,835
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,885
Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,575

		6,295

Road & Rail — 0.2%
Ryder System, Inc. 2.50%, 5/11/2020	2,210	2,212

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp. 2.38%, 1/15/2020	2,064	2,064
Texas Instruments, Inc. 1.75%, 5/1/2020	2,753	2,751

		4,815

Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 2.99%, 1/16/2024(e)	3,600	3,641

TOTAL CORPORATE BONDS (Cost $131,572)		132,363

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(b)(c)	3,291	3,385
A10 Term Asset Financing LLC Series 2017-1A, Class A2, 2.65%, 3/15/2036(c)	317	318
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(c)	3,500	3,665
Series 2018-DSNY, Class A, 2.62%, 9/15/2034(b)(c)	6,000	5,981
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 2.34%, 1/25/2035(b)(c)	179	178
Series 2005-2A, Class A2, 2.06%, 8/25/2035(b)(c)	732	706
Series 2005-2A, Class M1, 2.14%, 8/25/2035‡(b)(c)	146	141
Series 2007-3, Class A2, 2.00%, 7/25/2037(b)(c)	737	697
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(c)	1,947	1,959
BHMS Series 2018-ATLS, Class A, 3.02%, 7/15/2035(b)(c)	6,000	6,004
BX Commercial Mortgage Trust Series 2018-IND, Class A, 2.52%, 11/15/2035(b)(c)	3,067	3,068
BXMT Ltd. Series 2017-FL1, Class A, 2.63%, 6/15/2035(b)(c)	2,958	2,958
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 2.59%, 6/15/2035(b)(c)	862	856
FHLMC, Multifamily Structured Pass-Through Certificates
Series KL3W, Class AFLW, 2.23%, 8/25/2025(b)	10,000	10,011
Series K086, Class A1, 3.67%, 12/25/2028	1,838	1,985
Series Q007, Class APT2, 3.33%, 10/25/2047(b)	4,462	4,642
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,332	4,438
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(c)	5,000	5,288
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054(c)	5,000	4,954
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032(c)	5,000	5,154
PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 2.73%, 4/14/2036(b)(c)	2,485	2,484
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	5,345	5,434
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,789
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	1,155	1,185

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $81,067)		82,280

MORTGAGE-BACKED SECURITIES — 5.7%
FHLMC
Pool # 645083, ARM, 3.09%, 12/1/2021(b)	4	4
Pool # 846013, ARM, 4.73%, 6/1/2022(b)	2	2
Pool # 611299, ARM, 4.61%, 1/1/2023(b)	59	61
Pool # 611203, ARM, 4.72%, 1/1/2023(b)	2	2
Pool # 845297, ARM, 4.38%, 2/1/2023(b)	7	7
Pool # 846144, ARM, 4.72%, 6/1/2025(b)	4	5
Pool # 785586, ARM, 3.88%, 6/1/2026(b)	7	7
Pool # 785866, ARM, 4.50%, 12/1/2026(b)	7	7
Pool # 755248, ARM, 4.60%, 12/1/2026(b)	99	101
Pool # 611141, ARM, 4.59%, 1/1/2027(b)	19	20
Pool # 788688, ARM, 4.75%, 8/1/2027(b)	83	86

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 788665, ARM, 4.28%, 11/1/2027(b)	15		15
Pool # 846774, ARM, 4.64%, 12/1/2027(b)	41		43
Pool # 788664, ARM, 4.66%, 7/1/2028(b)	20		21
Pool # 786902, ARM, 4.10%, 10/1/2029(b)	9		10
Pool # 846716, ARM, 4.64%, 12/1/2029(b)	2		2
Pool # 645242, ARM, 4.68%, 1/1/2030(b)	9		9
Pool # 846812, ARM, 4.77%, 4/1/2030(b)	9		9
Pool # 611278, ARM, 4.68%, 7/1/2030(b)	133		139
Pool # 847263, ARM, 4.65%, 4/1/2032(b)	81		84
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	4		5
Pool # C35263, 7.50%, 5/1/2028	3		3
Pool # G00981, 8.50%, 7/1/2028	8		9
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	3,130		3,207
FNMA
Pool # 116590, ARM, 3.50%, 12/1/2020(b)	1		1
Pool # 124510, ARM, 4.07%, 11/1/2021(b)	1		1
Pool # 241828, ARM, 4.25%, 11/1/2023(b)	7		7
Pool # 276617, ARM, 3.60%, 4/1/2024(b)	8		8
Pool # 323269, ARM, 4.52%, 1/1/2025(b)	134		138
Pool # 326092, ARM, 4.86%, 7/1/2025(b)	—	(d)	—	(d)
Pool # 313555, ARM, 5.10%, 6/1/2026(b)	1		1
Pool # 423291, ARM, 4.76%, 8/1/2026(b)	49		51
Pool # 70179, ARM, 3.54%, 7/1/2027(b)	6		6
Pool # 535984, ARM, 4.66%, 12/1/2028(b)	19		19
Pool # 576757, ARM, 5.04%, 3/1/2029(b)	20		20
Pool # 323798, ARM, 4.49%, 5/1/2029(b)	3		3
Pool # 540206, ARM, 4.40%, 5/1/2030(b)	25		25
Pool # 594577, ARM, 4.58%, 11/1/2030(b)	33		33
Pool # 124945, ARM, 4.71%, 1/1/2031(b)	2		2
Pool # 555563, ARM, 4.29%, 5/1/2033(b)	105		111
Pool # 725111, ARM, 4.62%, 9/1/2033(b)	48		50
Pool # 788301, ARM, 4.20%, 2/1/2034(b)	64		67
Pool # 545182, ARM, 4.74%, 3/1/2038(b)	8		9
FNMA, 30 Year
Pool # 345876, 8.50%, 10/1/2024	5		5
Pool # 595470, 7.00%, 3/1/2027	8		8
Pool # 421016, 8.00%, 11/1/2027	3		3
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	50		53
Pool # BK7908, 4.00%, 11/1/2048	4,844		5,020
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	687		709
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	5		5
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 781090, 9.50%, 7/15/2025	7		7
Pool # 412336, 8.00%, 10/15/2027	6		6
GNMA II, 30 Year
Pool # 314478, 7.85%, 12/20/2021	4		4
Pool # 314483, 7.40%, 2/20/2022	6		6
Pool # 314500, 7.40%, 3/20/2022	7		8
Pool # 334396, 7.25%, 8/20/2022	9		9
Pool # 1429, 7.50%, 10/20/2023	3		3
Pool # 2036, 8.00%, 7/20/2025	9		10
Pool # 2270, 8.00%, 8/20/2026	11		13
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	1,146		1,195
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	822		876
Pool # MA1338, 3.00%, 2/1/2033	2,226		2,293
Pool # MA1401, 3.00%, 4/1/2033	863		889
Pool # MA1490, 3.00%, 7/1/2033	2,810		2,895

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	1	1
Pool # 331955, 7.50%, 11/1/2024	12	12
Pool # 567874, 7.50%, 10/1/2030	28	28
Pool # 995724, 6.00%, 4/1/2039	348	400
Pool # AD0588, 5.00%, 12/1/2039	1,587	1,778
Pool # AD9721, 5.50%, 8/1/2040	508	562
Pool # BM3048, 4.00%, 10/1/2042	6,081	6,598
Pool # AS4592, 4.00%, 2/1/2045	8,053	8,589
Pool # BM5560, 4.00%, 1/1/2046	7,685	8,334
Pool # CA0411, 4.00%, 9/1/2047	7,270	7,932
Pool # CA2489, 4.50%, 10/1/2048	4,689	4,944
Pool # MA3496, 4.50%, 10/1/2048	4,589	4,836
Pool # MA3564, 4.50%, 1/1/2049	5,376	5,642

TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,776)		68,084

	Shares (000)
SHORT-TERM INVESTMENTS — 5.2%
INVESTMENT COMPANIES — 5.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(g)(h) (Cost $62,002)	61,994	62,013

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(i)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(g)(h) (Cost $8)	8	8

TOTAL SHORT-TERM INVESTMENTS (Cost $62,010)		62,021

Total Investments — 99.7% (Cost $1,179,626)		1,187,894
Other Assets Less Liabilities — 0.3%		3,386

Net Assets — 100.0%		1,191,280

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(f)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $8,000.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2019.
(i)	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$350,067	$64,271	$414,338
Collateralized Mortgage Obligations	—	428,323	485	428,808
Commercial Mortgage-Backed Securities	—	82,139	141	82,280
Corporate Bonds	—	132,363	—	132,363
Mortgage-Backed Securities	—	68,084	—	68,084
Short-Term Investments
Investment Companies	62,013	—	—	62,013
Investment of cash collateral from securities loaned	8	—	—	8

Total Short-Term Investments	62,021	—	—	62,021

Total Investments in Securities	$62,021	$1,060,976	$64,897	$1,187,894

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$71,541	$—	(a)	$683		$5		$14,569	$(26,684)	$4,157	$—	$64,271
Collateralized Mortgage Obligations	1,364	—		43		—	(a)	—	(922)	—	—	485
Commercial Mortgage-Backed Securities	158	—		3		—		—	(20)	—	—	141
Corporate Bonds-Capital Markets	57	—	(a)	—	(a)	—	(a)	—	(57)	—	—	—

Total	$73,120	$—	(a)	$729		$5		$14,569	$(27,683)	$4,157	$—	$64,897

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $759,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$64,271	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (10.47%)
			Constant Default Rate	0.00% - 94.25% (0.78%)
			Yield (Discount Rate of Cash Flows)	1.99% - 39.91% (3.24%)

Asset-Backed Securities	64,271

	485	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Constant Prepayment Rate	0.50% - 17.71% (7.65%)
			Constant Default Rate	0.00% - 4.92% (1.06%)
			Yield (Discount Rate of Cash Flows)	(1.64%) - 23.89% (4.95%)

Collateralized Mortgage Obligations	485

	141	Discounted Cash Flow	Constant Prepayment Rate	6.20% (6.20%)
			Constant Default Rate	3.00% (3.00%)
			Yield (Discount Rate of Cash Flows)	3.08% (3.08%)

Commercial Mortgage-Backed Securities	141

Total	$64,897

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$81,722	$302,324	$322,034	$6	$(5)	$62,013	61,994	$1,407	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	1,535	1,527	—	—	8	8	1	—

Total	$81,722	$303,859	$323,561	$6	$(5)	$62,021		$1,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.